Investment Objectives and Goals - Hedgeye Index Adds ETF	May 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Hedgeye Index Adds ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hedgeye Index Adds ETF (the “Fund”) seeks long-term capital appreciation.